Condensed Combined Consolidated Balance Sheets (Unaudited), (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
Equity
Common unitholders (units)	15,467,591	15,254,890
Subordinated unitholders (units)	15,254,890	15,254,890
General partner (units)	626,861	622,649